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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one.): [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Glenn M. Hofsess
Title:   Chief Financial Officer
Phone:   203-618-0101

Signature, Place, and Date of Signing:

   /s/ Glenn M. Hofsess               Greenwich, CT               11/14/11
           (Name)                     (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 57 items

Form 13F Information Table Value Total: $368,815 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          ITEM 1                 ITEM 2       ITEM 3    ITEM 4      ITEM 5           ITEM 6    ITEM 7   ITEM 8
                                                        TOTAL                                           VOTING      VOTING
                                                         FMV        TOTAL          INVESTMENT  OTHER   AUTHORITY  AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X $1,000)    SHARES  SH/PRN DISCRETION MANAGERS   SOLE        NONE
1ST UNITED BANCORP INC FLA         COM      33740N105      1,189    241,208   SH      SOLE      NONE      241,208          0
ALLIED WRLD ASSUR COM HLDG A       SHS      H01531104      2,018     37,563   SH      SOLE      NONE       13,863     23,700
ALLSTATE CORP                      COM      020002101      4,429    186,949   SH      SOLE      NONE      101,249     85,700
AMERICAN RIVER BANKSHARES          COM      029326105      3,175    638,770   SH      SOLE      NONE      638,770          0
AMERIPRISE FINL INC                COM      03076C106      4,219    107,194   SH      SOLE      NONE       34,094     73,100
AON CORP COM                       COM      037389103     10,138    241,496   SH      SOLE      NONE       35,456    206,040
BANK COMM HLDGS                    COM      06424J103      1,546    475,777   SH      SOLE      NONE      475,777          0
BANK OF AMERICA CORPORATION        COM      060505104      3,072    501,948   SH      SOLE      NONE            0    501,948
BB&T CORP                          COM      054937107      9,248    433,572   SH      SOLE      NONE      194,072    239,500
BRIDGE CAP HLDGS                   COM      108030107        740     73,763   SH      SOLE      NONE       73,763          0
BROWN & BROWN INC                  COM      115236101     10,905    612,624   SH      SOLE      NONE       71,715    540,909
CAPITALSOURCE INC                  COM      14055X102      1,203    195,873   SH      SOLE      NONE            0    195,873
CHARTER FINL CORP WEST PT GA       COM      16122M100      2,774    295,700   SH      SOLE      NONE      295,700          0
CIT GROUP INC                    COM NEW    125581801      2,961     97,497   SH      SOLE      NONE       26,822     70,675
CITIGROUP INC                    COM NEW    172967424     10,044    392,209   SH      SOLE      NONE       35,399    356,810
CITIZENS SOUTH BKG CP DEL          COM      176682102      1,735    418,110   SH      SOLE      NONE      418,110          0
COMERICA INC                       COM      200340107      8,975    390,720   SH      SOLE      NONE      174,520    216,200
FIFTH THIRD BANCORP                COM      316773100     27,202  2,693,251   SH      SOLE      NONE      882,326  1,810,925
FIRST MIDWEST BANCORP DEL          COM      320867104     12,557  1,715,411   SH      SOLE      NONE    1,079,394    636,017
FLUSHING FINL CORP                 COM      343873105      4,723    437,280   SH      SOLE      NONE      437,280          0
FRANKLIN RES INC                   COM      354613101      3,720     38,900   SH      SOLE      NONE            0     38,900
GALLAGHER ARTHUR J & CO            COM      363576109     14,865    565,219   SH      SOLE      NONE      150,819    414,400
GOLDMAN SACHS GROUP INC            COM      38141G104      2,127     22,500   SH      SOLE      NONE            0     22,500
HERITAGE FINL CORP WASH            COM      42722X106      6,908    625,746   SH      SOLE      NONE      625,746          0
HERITAGE FINL GROUP INC            COM      42726X102      2,598    250,000   SH      SOLE      NONE      250,000          0
HERITAGE OAKS BANCORP              COM      42724R107      1,585    480,338   SH      SOLE      NONE      480,338          0
HUNTINGTON BANCSHARES INC          COM      446150104      8,598  1,791,181   SH      SOLE      NONE      558,081  1,233,100
INVESTORS BANCORP INC              COM      46146P102      2,895    229,200   SH      SOLE      NONE      229,200          0
JPMORGAN CHASE & CO                COM      46625H100     20,355    675,794   SH      SOLE      NONE       52,937    622,857

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
KEYCORP NEW                        COM      493267108     10,454  1,762,854   SH      SOLE      NONE      957,054    805,800
MARSH & MCLENNAN COS INC           COM      571748102        986     37,132   SH      SOLE      NONE       37,132          0
MB FINANCIAL INC NEW               COM      55264U108     13,458    914,264   SH      SOLE      NONE      430,359    483,905
METLIFE INC                        COM      59156R108      4,141    147,835   SH      SOLE      NONE            0    147,835
MIDSOUTH BANCORP INC               COM      598039105      3,577    332,771   SH      SOLE      NONE      332,771          0
MORGAN STANLEY                   COM NEW    617446448      5,517    408,365   SH      SOLE      NONE            0    408,365
NEW YORK CMNTY BANCORP INC         COM      649445103      8,076    678,692   SH      SOLE      NONE      678,692          0
OCEANFIRST FINL CORP               COM      675234108      1,016     87,100   SH      SOLE      NONE       87,100          0
OLD LINE BANCSHARES INC            COM      67984M100      1,904    278,788   SH      SOLE      NONE      278,788          0
PHH CORP                         COM NEW    693320202      3,853    239,588   SH      SOLE      NONE       26,128    213,460
PNC FINL SVCS GROUP INC            COM      693475105     25,678    532,856   SH      SOLE      NONE      112,994    419,862
PRICE T ROWE GROUP INC             COM      74144T108      7,438    155,700   SH      SOLE      NONE            0    155,700
PRUDENTIAL FINL INC                COM      744320102      3,105     66,266   SH      SOLE      NONE       18,566     47,700
SOUTHWEST BANCORP INC OKLA         COM      844767103      2,611    618,700   SH      SOLE      NONE      618,700          0
STERLING BANCORP                   COM      859158107      8,357  1,151,152   SH      SOLE      NONE    1,151,152          0
STERLING FINL CORP WASH          COM NEW    859319303      2,439    197,010   SH      SOLE      NONE      197,010          0
SUSQUEHANNA BANCSHARES INC P       COM      869099101      1,373    251,386   SH      SOLE      NONE      251,386          0
TFS FINL CORP                      COM      87240R107        420     51,700   SH      SOLE      NONE       51,700          0
TORCHMARK CORP                     COM      891027104      3,194     91,610   SH      SOLE      NONE       29,210     62,400
TOWERS WATSON & CO                CL A      891894107      4,510     75,443   SH      SOLE      NONE       23,343     52,100
UMPQUA HLDGS CORP                  COM      904214103      2,732    310,755   SH      SOLE      NONE      310,755          0
US BANCORP DEL                   COM NEW    902973304     21,663    920,263   SH      SOLE      NONE      186,963    733,300
VIEWPOINT FINL GROUP INC MD        COM      92672A101      3,032    264,800   SH      SOLE      NONE      264,800          0
WASHINGTON FED INC                 COM      938824109      2,695    211,560   SH      SOLE      NONE      211,560          0
WELLS FARGO & CO NEW               COM      949746101     26,133  1,083,438   SH      SOLE      NONE      269,941    813,497
WEST COAST BANCORP ORE NEW       COM NEW    952145209      6,944    496,012   SH      SOLE      NONE      496,012          0
XL GROUP PLC                       COM      G98290102      1,070     56,936   SH      SOLE      NONE       56,936          0
ZIONS BANCORPORATION               COM      989701107      5,935    421,500   SH      SOLE      NONE      100,800    320,700
                                                         368,815 26,710,269                            14,756,491 11,953,778